Intangible Assets, Net - Schedule of Amortization of Intangible Asset (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Amortization of Intangible Asset [Abstract]
2025	$ 601,291
2026	601,291
2027	601,291
2028	253,752
Intangible assets, net	$ 2,057,625	$ 2,572,844